Fair Value Measurement - Summary of fair value, assets and liabilities measured on nonrecurring basis (Details) - Non-recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement
Financial assets at fair value	¥ 0	¥ 0
Financial liabilities at fair value	¥ 0	¥ 0